SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Principal
Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—107.8%
New Jersey—79.5%
$ 1,250,000	Atlantic City (City of), NJ, Series 2017 A, Ref. GO
	Bonds	5.000%	03/01/2042	$ 1,452,000
1,000,000	Camden (County of), NJ Improvement Authority,
	Series 2014, Ref. RB	5.000	02/15/2033	1,112,300
1,000,000	Camden (County of), NJ Improvement Authority,
	Series 2014, Ref. RB	5.000	02/15/2034	1,110,230
1,000,000	Camden (County of), NJ Improvement Authority,
	Series 2014, Ref. RB	5.000	02/15/2035	1,107,960
420,000	Casino Reinvestment Development Authority,
	Series 2004, RB	5.000	01/01/2025	420,924
770,000	Casino Reinvestment Development Authority,
	Series 2004, RB	5.250	01/01/2022	772,040
1,665,000	Casino Reinvestment Development Authority,
	Series 2004, RB	5.250	01/01/2024	1,669,129
1,000,000	Casino Reinvestment Development Authority,
	Series 2014, Ref. RB	5.000	11/01/2028	1,121,570
2,000,000	Casino Reinvestment Development Authority,
	Series 2014, Ref. RB	5.000	11/01/2031	2,230,280
3,000,000	Casino Reinvestment Development Authority,
	Series 2014, Ref. RB	5.250	11/01/2039	3,252,000
3,000,000	Casino Reinvestment Development Authority,
	Series 2014, Ref. RB	5.250	11/01/2044	3,247,230
250,000	Essex (County of), NJ Improvement Authority
	(Newark), Series 2010 A, RB	6.250	11/01/2030	261,332
120,000	Essex (County of), NJ Improvement Authority,
	Series 1999, RB	5.125	04/01/2029	120,155
25,000	Essex (County of), NJ Improvement Authority,
	Series 2007, Ref. RB	4.750	11/01/2032	25,061
75,000	Essex (County of), NJ Utilities Authority, Series
	2009, Ref. RB	4.125	04/01/2022	75,131
50,000	Essex (County of), NJ Utilities Authority, Series
	2009, Ref. RB	5.000	04/01/2020	50,118
140,000	Garden State Preservation Trust, Series 2003 B,
	RB	3.565 [1]	11/01/2026	122,503
460,000	Garden State Preservation Trust, Series 2005 A,
	RB	5.750	11/01/2028	576,228
1,000,000	Hudson (County of), NJ Improvement Authority,
	Series 2010 A, Ref. RB	6.000	01/01/2040	1,003,790
2,655,000	Hudson (County of), NJ Improvement Authority,
	Series 2011, RB	5.500	06/01/2041	2,811,194
10,000	Lavallette School District, Series 2005, GO Bonds	4.200	02/01/2025	10,021
20,000	Middlesex (County of), NJ Improvement Authority,
	Series 2000, RB	5.500	09/01/2030	20,064
445,000	New Brunswick (City of), NJ Parking Authority,
	Series 2012, Ref. RB	5.000	09/01/2027	485,268
605,000	New Brunswick (City of), NJ Parking Authority,
	Series 2012, Ref. RB	5.000	09/01/2029	659,813

1 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value
New Jersey (Continued)
$ 75,000	New Jersey (State of) Building Authority, Series
	2009 A, Ref. RB	4.000%		12/15/2019	$75,051
600,000	New Jersey (State of) Building Authority, Series
	2016 A, Ref. RB	5.000		06/15/2028	709,812
300,000	New Jersey (State of) Building Authority, Series
	2016 A, Ref. RB	5.000		06/15/2029	353,520
5,320,000	New Jersey (State of) Economic Development
	Authority (American Water Co. , Inc. ), Series 2010
	B, Ref. RB	5.600		11/01/2034	5,402,779
725,000	New Jersey (State of) Economic Development
	Authority (Beloved Community Charter School,
	Inc. ), Series 2019 A, RB	5.000		06/15/2054	773,176
2,000,000	New Jersey (State of) Economic Development
	Authority (Black Horse EHT Urban Renewal LLC),
	Series 2019 A, RB	5.000		10/01/2039	2,006,020
100,000	New Jersey (State of) Economic Development
	Authority (Continental Airlines, Inc. ), Series 1999,
	RB	5.250		09/15/2029	109,031
25,000	New Jersey (State of) Economic Development
	Authority (Elite Pharmaceuticals, Inc. - 2005),
	Series 2005 A, RB	6.500		09/01/2030	23,128
2,515,000	New Jersey (State of) Economic Development
	Authority (Newark Downtown District
	Management Corp. ), Series 2019, Ref. RB	5.125		06/15/2037	3,008,116
10,650,000	New Jersey (State of) Economic Development
	Authority (The Goethals Bridge Replacement),
	Series 2013, RB	5.375		01/01/2043	11,913,197
65,000	New Jersey (State of) Economic Development
	Authority, Series 1997 A, RB	6.827	[1]	07/01/2021	63,525
25,000	New Jersey (State of) Economic Development
	Authority, Series 1997 A, RB	7.147	[1]	07/01/2020	24,799
2,655,000	New Jersey (State of) Economic Development
	Authority, Series 1997 A, Ref. RB	5.875		12/01/2026	2,661,186
90,000	New Jersey (State of) Economic Development
	Authority, Series 1998 B, RB	6.500		04/01/2031	100,577
55,000	New Jersey (State of) Economic Development
	Authority, Series 1999 A, RB	6.250		07/01/2024	55,169
20,000	New Jersey (State of) Economic Development
	Authority, Series 2004 A, Ref. RB	5.000		06/15/2020	20,054
4,455,000	New Jersey (State of) Economic Development
	Authority, Series 2009 A, Ref. RB	5.700		10/01/2039	4,462,618
1,000,000	New Jersey (State of) Economic Development
	Authority, Series 2011 GG, Ref. RB	5.250		09/01/2026	1,045,530
1,515,000	New Jersey (State of) Economic Development
	Authority, Series 2012 A, RB	5.000		06/15/2037	1,610,748
1,250,000	New Jersey (State of) Economic Development
	Authority, Series 2012 A, RB	5.125		06/15/2043	1,329,588
2,095,000	New Jersey (State of) Economic Development
	Authority, Series 2012, Ref. RB	5.000		06/15/2028	2,236,727

2 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
New Jersey (Continued)
$ 750,000	New Jersey (State of) Economic Development
	Authority, Series 2012, Ref. RB	5.000%	06/15/2029	$799,043
3,200,000	New Jersey (State of) Economic Development
	Authority, Series 2013, RB	6.000	10/01/2043	3,594,784
1,700,000	New Jersey (State of) Economic Development
	Authority, Series 2014, RB	5.250	01/01/2044	1,769,428
3,000,000	New Jersey (State of) Economic Development
	Authority, Series 2015 WW, Ref. RB	5.000	06/15/2035	3,368,640
3,000,000	New Jersey (State of) Economic Development
	Authority, Series 2015 WW, Ref. RB	5.000	06/15/2036	3,362,640
500,000	New Jersey (State of) Economic Development
	Authority, Series 2017 A, RB	5.000	07/01/2037	559,105
3,000,000	New Jersey (State of) Economic Development
	Authority, Series 2017 A, Ref. RB	5.000	07/01/2033	3,558,780
1,000,000	New Jersey (State of) Economic Development
	Authority, Series 2017, RB	5.000	07/15/2047	1,131,020
1,000,000	New Jersey (State of) Economic Development
	Authority, Series 2017, Ref. RB	5.000	06/01/2042	1,165,520
1,000,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.000	10/01/2033	1,074,480
350,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.000	07/01/2038	401,338
3,000,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.000	06/15/2047	3,362,280
3,000,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.000	12/01/2048	3,420,330
1,000,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.000	07/01/2050	1,127,570
2,500,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.250	10/01/2038	2,695,625
275,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.375	09/01/2033	281,232
765,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	5.625	09/01/2038	784,844
525,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	6.250	11/01/2038	602,611
2,500,000	New Jersey (State of) Economic Development
	Authority, Series 2018 A, RB	6.500	11/01/2052	2,863,600
365,000	New Jersey (State of) Economic Development
	Authority, Series 2018 B, RB	6.000	11/01/2022	371,450
1,000,000	New Jersey (State of) Economic Development
	Authority, Series 2019, RB	4.000	06/15/2044	1,044,060
1,395,000	New Jersey (State of) Educational Facilities
	Authority (Georgian Court University), Series
	2017 G, Ref. RB	5.000	07/01/2030	1,544,865
1,590,000	New Jersey (State of) Educational Facilities
	Authority (Georgian Court University), Series
	2017 G, Ref. RB	5.000	07/01/2033	1,746,774

3 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value
New Jersey (Continued)
$ 1,485,000	New Jersey (State of) Educational Facilities
	Authority (Georgian Court University), Series
	2017 G, Ref. RB	5.000%		07/01/2035	$1,623,551
1,640,000	New Jersey (State of) Educational Facilities
	Authority (Georgian Court University), Series
	2017 G, Ref. RB	5.000		07/01/2036	1,788,879
5,000	New Jersey (State of) Educational Facilities
	Authority, Series 2002 A, RB	5.000		09/01/2022	5,015
10,000	New Jersey (State of) Educational Facilities
	Authority, Series 2007 F, Ref. RB	4.125		07/01/2025	10,023
1,000,000	New Jersey (State of) Educational Facilities
	Authority, Series 2012 A, RB	5.000		07/01/2037	1,035,040
2,000,000	New Jersey (State of) Educational Facilities
	Authority, Series 2017 B, RB	5.000		07/01/2047	2,352,540
185,000	New Jersey (State of) Educational Facilities
	Authority, Series 2017 F, RB	5.000		07/01/2035	211,220
300,000	New Jersey (State of) Educational Facilities
	Authority, Series 2017 F, RB	5.000		07/01/2036	341,721
3,250,000	New Jersey (State of) Educational Facilities
	Authority, Series 2017 F, RB	5.000		07/01/2047	3,638,960
2,000,000	New Jersey (State of) Health Care Facilities
	Financing Authority (University Hospital), Series
	2015 A, RB	5.000		07/01/2046	2,253,660
2,500,000	New Jersey (State of) Health Care Facilities
	Financing Authority (Valley Health System
	Obligated Group), Series 2019, RB2	4.000		07/01/2044	2,795,175
5,085,000	New Jersey (State of) Health Care Facilities
	Financing Authority, Series 2010, RB	5.000		11/15/2033	5,270,908
1,960,000	New Jersey (State of) Health Care Facilities
	Financing Authority, Series 2013, Ref. RB	5.000		08/15/2034	2,148,278
3,000,000	New Jersey (State of) Health Care Facilities
	Financing Authority, Series 2014, Ref. RB	5.000		07/01/2044	3,429,000
2,000,000	New Jersey (State of) Health Care Facilities
	Financing Authority, Series 2017, Ref. RB	5.000		10/01/2038	2,282,620
1,000,000	New Jersey (State of) Health Care Facilities
	Financing Authority, Series 2019, RB2	4.000		07/01/2039	1,131,500
1,335,000	New Jersey (State of) Higher Education Student
	Assistance Authority, Series 2011 1, RB	5.500		12/01/2025	1,414,352
35,000	New Jersey (State of) Higher Education Student
	Assistance Authority, Series 2011 1, RB	5.750		12/01/2029	37,158
1,000,000	New Jersey (State of) Higher Education Student
	Assistance Authority, Series 2019 C, Ref. RB	3.625		12/01/2049	1,024,690
870,000	New Jersey (State of) Housing & Mortgage
	Finance Agency, Series 2018 A, Ref. RB	3.950		11/01/2043	928,151
960,000	New Jersey (State of) Housing & Mortgage
	Finance Agency, Series 2018 BB, Ref. RB	3.800		10/01/2032	1,033,104
2,000,000	New Jersey (State of) Transportation Trust Fund
	Authority, Series 2008 A, RB	4.298	[1]	12/15/2037	1,173,540

4 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value
New Jersey (Continued)
$ 1,200,000	New Jersey (State of) Transportation Trust Fund
	Authority, Series 2010 A, RB	3.726%[1]	12/15/2028	$ 962,904
5,000,000	New Jersey (State of) Transportation Trust Fund
	Authority, Series 2011 A, RB	5.500	06/15/2041	5,243,400
4,518,000	New Jersey (State of) Transportation Trust Fund
	Authority, Series 2011 A, RB	6.000	06/15/2035	4,789,441
1,625,000	New Jersey (State of) Transportation Trust Fund
	Authority, Series 2012 AA, RB	5.000	06/15/2038	1,729,276
3,540,000	New Jersey (State of) Transportation Trust Fund
	Authority, Series 2018 A, Ref. RB	5.000	06/15/2031	4,111,993
2,000,000	New Jersey (State of) Turnpike Authority, Series
	2019 A, RB	5.000	01/01/2048	2,421,640
760,000	Newark (City of), NJ Housing Authority, Series
	2007, Ref. RB	5.000	01/01/2032	956,042
1,000,000	Newark (City of), NJ Housing Authority, Series
	2017, Ref. RB	4.000	01/01/2037	1,120,670
3,000,000	Newark (City of), NJ, Series 2015 A, GO Bonds	5.000	07/15/2029	3,286,410
430,000	Newark (City of), NJ, Series 2015 B, GO Bonds	5.000	07/15/2029	488,592
5,000,000	NJ GO3	5.000	06/01/2028	6,063,325
6,330,000	Rutgers State University NJ3	5.000	05/01/2029	7,128,143
5,380,000	Rutgers State University NJ3	5.000	05/01/2030	6,055,984
4,000,000	Rutgers State University NJ3	5.000	05/01/2038	4,500,610
1,350,000	South Jersey Port Corp. , Series 2016 S-1, Ref. RB	5.000	01/01/2039	1,523,583
3,650,000	South Jersey Transportation Authority LLC, Series
	2014 A, Ref. RB	5.000	11/01/2039	4,089,132
750,000	South Jersey Transportation Authority, Series
	2019 A, Ref. RB	5.000	11/01/2033	942,480
2,000,000	Tobacco Settlement Financing Corp. , Series 2018
	A, Ref. RB	5.000	06/01/2037	2,363,680
3,350,000	Tobacco Settlement Financing Corp. , Series 2018
	A, Ref. RB	5.250	06/01/2046	3,886,804
3,400,000	Tobacco Settlement Financing Corp. , Series 2018
	B, Ref. RB	5.000	06/01/2046	3,759,108
55,000	Union (County of), NJ Improvement Authority,
	Series 1998 A, RB	5.000	03/01/2028	55,150
				203,738,163

New York—8.5%
850,000	New York & New Jersey (States of) Port Authority,
	Series 2017 206, Ref. RB	5.000	11/15/2037	1,018,266
2,000,000	New York & New Jersey (States of) Port Authority,
	Series 2019 220, RB2	4.000	11/01/2059	2,181,340
1,500,000	New York & New Jersey (States of) Port Authority,
	Series 2019, RB2	5.000	11/01/2049	1,815,900
2,249,000	New York & New Jersey (States of), NY Port
	Authority (JFK International Air Terminal LLC),
	Series 1997 6, RB	5.750	12/01/2022	2,349,755

5 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
New York (Continued)
$ 8,720,000	New York & New Jersey (States of), NY Port
	Authority (JFK International Air Terminal LLC),
	Series 1997 6, RB	5.750%	12/01/2025	$9,052,930
5,100,000	New York & New Jersey (States of), NY Port
	Authority (JFK International Air Terminal LLC),
	Series 2010 8, RB	6.500	12/01/2028	5,324,604
20,000	New York & New Jersey (States of), NY Port
	Authority (JFK International Air Terminal LLC),
	Series 2010, RB	6.000	12/01/2042	20,881
				21,763,676

U. S. Possessions—19.8%
19,000,000	Children's Trust Fund, Series 2002, RB	5.625	05/15/2043	19,336,300
125,000	Guam (Territory of) Power Authority, Series 2012
	A, Ref. RB	5.000	10/01/2024	137,336
250,000	Guam (Territory of) Power Authority, Series 2012
	A, Ref. RB	5.000	10/01/2030	272,832
10,000	Guam Housing Corp. , Series 1998 A, RB	5.750	09/01/2031	10,296
1,820,000	Northern Mariana Island (Commonwealth of)
	Ports Authority, Series 1998 A, RB	6.250	03/15/2028	1,769,950
45,000	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2005 SS, Ref. RB, NPFGC	5.000	07/01/2020	45,335
550,000	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2010 AAA, RB4	5.250	07/01/2031	422,125
500,000	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2010 AAA-RSA-1, RB4	5.250	07/01/2030	383,750
45,000	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2012 A, RB4	5.050	07/01/2042	34,537
168,096	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2016 A-4, RB4	10.000	07/01/2019	136,998
168,097	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2016 B-4, RB4	10.000	07/01/2019	136,999
165,099	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2016 E-1, RB4	10.000	01/01/2021	141,160
165,099	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2016 E-2, RB4	10.000	07/01/2021	141,160
55,033	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2016 E-2, RB4	10.000	01/01/2022	47,053
55,033	Puerto Rico (Commonwealth of) Electric Power
	Authority, Series 2016 E-4, RB4	10.000	07/01/2022	47,053
175,000	Puerto Rico (Commonwealth of) Industrial Tourist
	Educational Medical & Environmental Control
	Facilities Financing Authority, Series 2000, RB	6.625	06/01/2026	179,594
1,000,000	Puerto Rico (Commonwealth of) Industrial Tourist
	Educational Medical & Environmental Control
	Facilities Financing Authority, Series 2002 A,
	Ref. RB	5.000	08/01/2032	1,001,780

6 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value
U. S. Possessions (Continued)
$ 930,000	Puerto Rico (Commonwealth of) Industrial Tourist
	Educational Medical & Environmental Control
	Facilities Financing Authority, Series 2006, RB	5.000%		03/01/2036	$930,251
100,000	Puerto Rico (Commonwealth of) Industrial Tourist
	Educational Medical & Environmental Control
	Facilities Financing Authority, Series 2012, Ref. RB	5.125		04/01/2032	101,338
100,000	Puerto Rico (Commonwealth of) Industrial Tourist
	Educational Medical & Environmental Control
	Facilities Financing Authority, Series 2012, Ref. RB	5.375		04/01/2042	101,250
975,000	Puerto Rico (Commonwealth of) Infrastructure
	Financing Authority, Series 2005 A, RB	6.995	[1]	07/01/2035	445,536
4,750,000	Puerto Rico (Commonwealth of) Infrastructure
	Financing Authority, Series 2005 B, RB4	5.000		07/01/2037	979,687
2,610,000	Puerto Rico (Commonwealth of) Infrastructure
	Financing Authority, Series 2005 B, RB4	5.000		07/01/2041	538,312
575,000	Puerto Rico (Commonwealth of) Infrastructure
	Financing Authority, Series 2006 B, RB4	5.000		07/01/2027	118,594
400,000	Puerto Rico (Commonwealth of) Infrastructure
	Financing Authority, Series 2007 A, RB4	6.500		10/01/2037	81,000
2,000,000	Puerto Rico (Commonwealth of) Municipal
	Finance Agency, Series 2002 A, RB	5.250		08/01/2020	2,028,960
1,000,000	Puerto Rico (Commonwealth of) Public Buildings
	Authority, Series 2007 M-3, Ref. RB	6.000		07/01/2028	1,030,620
2,150,000	Puerto Rico (Commonwealth of), Series 2007 A,
	GO Bonds[4]	5.250		07/01/2037	1,650,125
3,000,000	Puerto Rico (Commonwealth of), Series 2011 C,
	Ref. GO Bonds[4]	6.500		07/01/2040	2,227,500
5,235,000	Puerto Rico Public Finance Corp. , Series 2011
	B, RB4	6.000		08/01/2026	198,930
1,367,758	Puerto Rico Sales Tax Financing Corp. , Series
	2007A, RB	0.359	[1]	08/01/2041	188,067
4,153,717	Puerto Rico Sales Tax Financing Corp. , Series
	2007A, RB	0.264	[1]	08/01/2041	207,686
3,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	3.973	[1]	07/01/2024	2,631
387,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	4.259	[1]	07/01/2027	308,315
401,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	4.500		07/01/2034	428,633
276,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	4.550		07/01/2040	285,723
378,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	4.560	[1]	07/01/2029	280,011
1,940,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	4.823	[1]	07/01/2033	1,232,366
486,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	4.839	[1]	07/01/2031	332,730
5,121,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	5.000		07/01/2058	5,380,891

7 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value
U. S. Possessions (Continued)
$ 7,086,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	5.656%[1]		07/01/2046	$
5,771,000	Puerto Rico Sales Tax Financing Corp. , Series
	2018 A-1, RB	5.752	[1]	07/01/2051	1,131,405
2,062,000	Puerto Rico Sales Tax Financing Corp. , Series
	2019 A-2, RB	4.329		07/01/2040	2,095,487
60,000	Puerto Rico Sales Tax Financing Corp. , Series
	2019 A-2, RB	4.536		07/01/2053	60,962
827,000	Puerto Rico Sales Tax Financing Corp. , Series
	2019 A-2, RB	4.784		07/01/2058	853,017
1,100,000	Tobacco Settlement Financing Corp. , Series 2006,
	RB	6.497	[1]	05/15/2035	362,252
3,100,000	Tobacco Settlement Financing Corp. , Series 2006,
	RB	7.622	[1]	05/15/2035	932,294
50,000	Virgin Islands (Government of) Water & Power
	Authority, Series 2007 A, RB	5.000		07/01/2024	48,125
15,000	Virgin Islands (Government of) Water & Power
	Authority, Series 2007 A, RB	5.000		07/01/2026	14,212
85,000	Virgin Islands (Government of) Water & Power
	Authority, Series 2007 A, RB	5.000		07/01/2027	80,113
					50,774,607

Total Investments, at Value (Cost $275,669,816) —107.8%					276,276,446
Floating Rate Note Obligations—(6.1)
Notes with interest and fee rates ranging from 1.13% to 1.30% at 11/30/2019 and contractual
maturities of collateral ranging from 06/01/2025 to 05/01/2038					(15,530,000)
Net Other Assets (Liabilities) —(1.7)					(4,428,732)
Net Assets—100.0%					$ 256,317,714

Footnotes to Schedule of Investments
1. Zero coupon bond reflects effective yield on the original acquisition date.
2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund.The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security.
4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.

8 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:
GO	General Obligation
JFK	John Fitzgerald Kennedy
Ref.	Refunding
RB	Revenue Bonds
RN	Revenue Notes

9 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS November 30, 2019 Unaudited

Note 1 – Additional Valuation Information
As of November 30, 2019, all of the securities in this Fund were valued based on Level
2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

10 INVESCO OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND